VESSELS (Tables)	12 Months Ended
Dec. 31, 2019
VESSELS [Abstract]
Vessels
The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard.

All figures in USD ‘000	2019	2018
Vessels as of January 1	1,307,087	1,769,967
Additions Vessels	2,531	169,446
Disposals Vessels	-	(632,326)
Drydocking as of January 1	52,331	119,303
Additions Drydocking	7,618	8,210
Disposals Drydocking	-	(75,182)
Total Vessels and Drydocking	1,369,567	1,359,418
Less Accumulated Depreciation	(469,570)	(405,660	)*
Less Accumulated Impairment Loss on Vessels	-	-	**
Vessels	899,997	953,758

*Depreciation charges of $497.0 million related to vessels disposed of in 2018 is excluded

** Impairment charges of $2.2 million and $110.5 million related to vessels disposed of in 2018 is excluded